Accounts Receivable-Third Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Account Receivable
Accounts receivable, gross	$ 44,631	$ 41,426
Allowance for doubtful accounts	(8)	(16)
Accounts receivable, net	$ 44,623	$ 41,410